Fair Values (fair value of the Level 3 financial assets) (Details) - HFT derivatives - Energy Related derivative - Non-regulated operating revenues	12 Months Ended
Dec. 31, 2019 CAD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 21,000,000
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(6,000,000)
Ending Balance	15,000,000
Net transfers out of Level 3	0
Power
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	3,000,000
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(2,000,000)
Ending Balance	1,000,000
Natural gas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	18,000,000
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(4,000,000)
Ending Balance	$ 14,000,000